Annual Total Returns- Vanguard Communication Services Index Fund (Retail) [BarChart] - Retail - Vanguard Communication Services Index Fund - Admiral Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	19.67%	(2.23%)	16.57%	24.33%	4.04%	2.73%	22.54%	(5.56%)	(16.50%)	28.02%